Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Other property and equipment, accumulated depreciation		$ 1,067,956	$ 680,002
Common stock, par value		$ 0.20	$ 0.20
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		15,044,051	14,661,004
Common stock, shares outstanding		15,044,051	14,661,004
Class A Voting Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	8,022,015	7,521,788
Common stock, shares outstanding	8,022,015	7,521,788
Class B Non-Voting Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	5,000	5,000
Common stock, shares issued	2,500	0
Common stock, shares outstanding	2,500	0